Columbia Funds Series Trust I
290 Congress Street
Boston, MA 02210
September 1, 2026
VIA EDGAR
Mr. Mark Cowan
U.S. Securities and Exchange Commission
Division of Investment Management, Disclosure Review Office
100 F Street, N.E.
Washington, D.C. 20549
RE:
Columbia Funds Series Trust I (the Registrant)
Columbia Select Corporate Income Fund
Columbia Small Cap Value Discovery Fund
Columbia Total Return Bond Fund
Columbia U.S. Treasury Index Fund
Multi-Manager Directional Alternative Strategies Fund

Post-Effective Amendment No. 439
File No. 002-99356 /811-04367
Dear Mr. Cowan:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses for Columbia Select Corporate Income Fund, Columbia Total Return Bond Fund, Columbia U.S. Treasury Index Fund and Multi-Manager Directional Alternative Strategies Fund and the Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 439 (Amendment). This Amendment was filed electronically on August 24, 2026.
If you have any questions, please contact either me at (212) 850-1703 or Heidi Brommer at (612) 671-2403.
Sincerely,
Joseph D'Alessandro Vice President and Assistant Secretary Columbia Funds Series Trust I